Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net income	$ 72,320	$ 62,867	$ 52,931
Other comprehensive income (loss):
Foreign currency translation adjustments, net	(9,636)	3,823	(24,115)
Total comprehensive income	62,684	66,690	28,816
Comprehensive income attributed to non-controlling interests	194	369	178
Comprehensive income attributable to Sapiens’ shareholders	$ 62,490	$ 66,321	$ 28,638